Document and Entity Information	Oct. 15, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 15, 2021
Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 15, 2021
Document Effective Date	Oct. 15, 2021
Prospectus Date	Dec. 31, 2020
BNY Mellon Government Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MLMXX
BNY Mellon Government Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MLOXX
BNY Mellon National Municipal Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MOMXX
BNY Mellon National Municipal Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MNTXX